Annual Fund Operating Expenses	0 Months Ended
	Mar. 26, 2011
(Institutional) | (Delaware Large Cap Value Fund) | Institutional Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements		[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
(Retail) | (Delaware Large Cap Value Fund) | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.28%	[2]
Other expenses	0.25%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements		[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
(Retail) | (Delaware Large Cap Value Fund) | Class B
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements		[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
(Retail) | (Delaware Large Cap Value Fund) | Class C
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements		[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
(Retail) | (Delaware Large Cap Value Fund) | Class R
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.25%
Total annual fund operating expenses	1.49%
Fee waivers and expense reimbursements	(0.10%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
(Institutional) | (Delaware Value Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.15%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
(Retail) | (Delaware Value Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.35%
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.20%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
(Retail) | (Delaware Value Fund) | Class B
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.15%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Retail) | (Delaware Value Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.15%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Retail) | (Delaware Value Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.35%
Total annual fund operating expenses	1.60%
Fee waivers and expense reimbursements	(0.25%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Fund's average daily net assets from March 26, 2012 through March 31, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[2]	The Board of Trustees (Board) adopted a formula for calculating 12b-1 plan expenses for the Fund's Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to May 2, 1994 and 0.30% of the average daily net assets representing the shares that were acquired on or after May 2, 1994. All Class A shareholders will bear the 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Fund's average daily net assets from March 26, 2012 through March 31, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class R shares' 12b-1 fees from March 26, 2012 through March 31, 2013 to no more than 0.50% of average daily net assets. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from March 26, 2012 through May 31, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from March 26, 2012 through May 31, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from March 26, 2012 through May 31, 2013 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.